LONG-TERM PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM PREPAYMENTS AND OTHER ASSETS [abstract]
Schedule of long-term prepayments and other assets

	December 31,
	2016	2017
	RMB	RMB

Operating rights of service stations	26,896	34,268
Long-term receivables from and prepayment to Sinopec Group Company and fellow subsidiaries	20,385	20,726
Prepayments for construction projects to third parties	2,234	4,999
Others (i)	20,630	21,989

Balance as of December 31	70,145	81,982

Note:

(i)     Others mainly comprise prepaid operating lease charges over one year and catalyst expenditures.

Schedule of operating rights of service stations

	2016	2017
	RMB	RMB
Operating rights of service stations
Cost:
Balance as of January 1	34,407	36,908
Additions	2,670	11,837
Decreases	(169)	(132)

Balance as of December 31	36,908	48,613

Accumulated amortization:
Balance as of January 1	8,310	10,012
Additions	1,777	4,361
Decreases	(75)	(28)
Balance as of December 31	10,012	14,345

Net book value as of December 31	26,896	34,268